Shareholder Report, Line Graph (Details) - USD ($)							2 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended				14 Months Ended	15 Months Ended		22 Months Ended	24 Months Ended	26 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended	70 Months Ended	72 Months Ended	74 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 24, 2024	Oct. 30, 2019	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2016	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000101136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value						$ 10,000												$ 10,582					$ 11,719			$ 11,309			$ 13,107			$ 14,709			$ 15,727			$ 13,336		$ 14,866		$ 15,929		$ 17,916
C000201968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value						9,473												10,003					11,045			10,631			12,281			13,742			14,651			12,381		13,762		14,704		16,493
C000101134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value						10,000												10,551					11,651			11,209			12,958			14,487			15,444			13,053		14,517		15,508		17,384
C000101135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value						10,000												10,586					11,717			11,301			13,091			14,682			15,690			13,289		14,816		15,867		17,837
C000101144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value						10,000												10,723					12,470			11,771			14,244			16,102			17,929			14,972		17,155		18,731		21,377
C000101143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value						10,000												10,707					12,421			11,687			14,118			15,911			17,682			14,726		16,831		18,325		20,874
C000201971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value						9,478												10,139					11,761			11,080			13,376			15,075			16,745			13,953		15,939		17,362		19,769
C000101145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value						10,000												10,729					12,484			11,790			14,275			16,138			17,980			15,029		17,220		18,813		21,484
C000101148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value						10,000												10,774					12,745			11,935			14,689			16,705			19,018			15,771		18,387		20,405		23,688
C000201972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value						9,476												10,179					12,004			11,210			13,764			15,597			17,705			14,635		17,023		18,829		21,783
C000101146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value						10,000												10,736					12,657			11,822			14,514			16,450			18,664			15,441		17,952		19,861		22,978
C000101147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value						10,000												10,769					12,731			11,916			14,666			16,658			18,953			15,721		18,316		20,313		23,567
C000101150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value						10,000												10,805					12,954			12,032			15,034			17,146			19,888			16,368		19,400		21,845		25,691
C000101149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value						10,000												10,781					12,890			11,948			14,890			16,942			19,597			16,089		19,017		21,370		25,061
C000201973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value						9,472												10,208					12,209			11,315			14,102			16,038			18,564			15,240		18,015		20,234		23,741
C000101151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value						10,000												10,810					12,967			12,049			15,063			17,187			19,946			16,425		19,476		21,943		25,818
C000101154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value						10,000												10,828					13,109			12,125			15,308			17,550			20,675			16,944		20,382		23,308		27,760
C000201974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value						9,478												10,233					12,354			11,384			14,334			16,389			19,247			15,719		18,862		21,499		25,528
C000101152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value						10,000												10,800					13,043			12,016			15,129			17,300			20,317			16,597		19,906		22,689		26,945
C000101153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value						10,000												10,823					13,099			12,109			15,274			17,514			20,624			16,892		20,311		23,207		27,621
C000101156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value						10,000												10,836					13,152			12,117			15,353			17,654			20,953			17,114		20,747		23,981		28,948
C000101155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value						10,000												10,804					13,088			12,026			15,202			17,432			20,636			16,809		20,339		23,450		28,229
C000201975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value						9,477												10,243					12,402			11,401			14,411			16,526			19,557			15,937		19,275		22,219		26,758
C000101157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value						10,000												10,841					13,165			12,135			15,383			17,697			21,015			17,163		20,829		24,089		29,081
C000101160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value						10,000												10,837					13,169			12,135			15,399			17,712			21,054			17,196		20,910		24,317		29,566
C000201976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value						9,478												10,242					12,401			11,392			14,416			16,533			19,592			15,957		19,354		22,426		27,196
C000101158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value						10,000												10,810					13,085			12,029			15,211			17,450			20,680			16,835		20,423		23,670		28,700
C000101159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value						10,000												10,832					13,148			12,118			15,360			17,669			20,983			17,127		20,828		24,199		29,421
C000166218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value					$ 10,000									$ 11,550								$ 14,019			$ 12,922			$ 16,383			$ 18,844			$ 22,389			$ 18,265		$ 22,213		$ 25,821		$ 31,415
C000166217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value					10,000									11,524								13,951			12,829			16,225			18,611			22,055			17,958		21,783		25,254		30,650
C000201977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value					9,479									10,925								13,227			12,173			15,400			17,657			20,928			17,042		20,665		23,960		29,076
C000166219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value					10,000									11,554								14,039			12,938			16,421			18,894			22,446			18,333		22,303		25,936		31,566
C000213835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value				$ 10,000			$ 10,572												$ 12,208					$ 14,512			$ 11,853			$ 14,416			$ 16,772			$ 20,415
C000213838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value				9,479			10,016												11,530					13,666			11,136			13,498			15,659			18,999
C000213836 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value				10,000			10,567												12,167					14,416			11,741			14,244			16,519			20,047
C000213837 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value				10,000			10,571												12,202					14,489			11,837			14,390			16,724			20,350
C000251822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value	$ 10,050		$ 10,000						$ 9,923	$ 9,862		$ 10,953					$ 11,790			$ 12,148
C000251821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor A Shares
Accumulated Value	10,050		10,000						9,916	9,856		10,935					11,752			12,102
C000251823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Investor P Shares (with sales charge)
Accumulated Value	9,526		9,479						9,399	9,342		10,365					11,140			11,474
C000251820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class K Shares
Accumulated Value		$ 10,050	10,000					$ 9,924			$ 9,874		$ 10,964			$ 11,792					$ 12,155
Bloomberg U S Aggregate Bond C000101136 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000201968 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000101134 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000101135 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
Accumulated Value	10,048		10,000	10,000	10,000	10,000	10,642		10,324	9,860		10,955		11,847			11,831	11,205	12,873	12,116		14,416	13,636	16,279	13,726	12,983	13,165	18,040	17,063	16,658	21,822	20,640	20,741	27,595	26,101	24,343	22,317	21,108	28,237	26,708	35,159	33,255	41,264	39,030
Russell 1000 C000101136 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
Russell 1000 C000201968 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
Russell 1000 C000101135 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
LifePath Index Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index Retirement Fund Custom Benchmark
Accumulated Value						10,000												10,600					11,751			11,344			13,165			14,745			15,786			13,410		14,947		16,026		18,038
Russell 1000 C000101134 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
LifePath Index 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2030 Fund Custom Benchmark
Accumulated Value						10,000												10,748					12,512			11,805			14,304			16,161			18,018			15,078		17,274		18,879		21,576
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,967		10,000	10,000	10,000	10,000	10,041		9,662	9,931		10,051		10,054			10,255	10,265	10,795	10,368		10,410	10,628	10,629	10,411	10,630	9,246	11,319	11,556	9,757	12,169	12,424	9,879	11,981	12,232	10,600	10,422	10,641	10,998	11,229	11,136	11,369	11,949	12,199
LifePath Index 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2035 Fund Custom Benchmark
Accumulated Value						10,000												10,792					12,762			11,940			14,710			16,714			19,030			15,798		18,414		20,446		23,734
LifePath Index 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2040 Fund Custom Benchmark
Accumulated Value						10,000												10,830					12,988			12,057			15,078			17,206			19,959			16,443		19,483		21,966		25,849
LifePath Index 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2045 Fund Custom Benchmark
Accumulated Value						10,000												10,852					13,132			12,108			15,301			17,552			20,661			16,923		20,348		23,273		27,729
LifePath Index 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2050 Fund Custom Benchmark
Accumulated Value						10,000												10,858					13,184			12,121			15,383			17,704			21,000			17,147		20,792		24,056		29,045
LifePath Index 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2055 Fund Custom Benchmark
Accumulated Value						$ 10,000												$ 10,858					$ 13,184			$ 12,115			$ 15,384			$ 17,721			$ 21,052			$ 17,178		$ 20,885		$ 24,295		$ 29,541
LifePath Index 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2060 Fund Custom Benchmark
Accumulated Value					$ 10,000									$ 11,542								$ 14,014			$ 12,877			$ 16,352			$ 18,835			$ 22,375			$ 18,257		$ 22,198		$ 25,831		$ 31,447
LifePath Index 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2065 Fund Custom Benchmark
Accumulated Value				$ 10,000			$ 10,569												$ 12,173					$ 14,460			$ 11,798			$ 14,345			$ 16,692			$ 20,322
LifePath Index 2070 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															LifePath Index 2070 Fund Custom Benchmark
Accumulated Value	$ 10,083		$ 10,000						$ 9,955	$ 9,807		$ 10,906					$ 11,740			$ 12,120